Income Taxes (Significant Components of Net Deferred Tax Assets) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Allowance for loan losses	$ 482	$ 652
Acquired loan credit mark	842	1,710
Deferred compensation	335	569
Investment impairment charge recorded directly to stockholders' equity as a component of other comprehensive income	19	497
Minimum pension liability	262	402
Net operating loss carryforward	2,131	4,227
Alternative minimum tax credit carryforward	638	394
Net unrealized losses on securities available for sale	139	296
Nonaccrual interest income	217	358
Other	76	200
Deferred tax assets Gross	5,141	9,305
Deferred tax liabilities
Deferred loan origination costs	228	288
Core deposit intangible	433	798
Accrued pension costs	962	1,471
Depreciation	553	875
Accretion of discount on investment securities, net	0	1
Deferred tax liabilities Gross	2,176	3,433
Net deferred tax asset	$ 2,965	$ 5,872